Intellectual Property net (Details 1) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Intellectual Property net
2025	$ 25,821	$ 25,813
2026	25,821	25,813
2027	25,821	25,813
2028	25,821	25,813
2029	25,821	25,813
Total	516,420	516,676	$ 462,625	$ 488,462
Thereafter	$ 387,315	$ 387,611